Goodwill and intangible assets	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Goodwill and intangible assets
11.	Goodwill and intangible assets

(1)	Goodwill
The changes in goodwill for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2025	2026
Balance at beginning of the fiscal year
Cost	1,884,627	1,903,617
Accumulated impairments	(397,527)	(394,896)

Carrying amount	1,487,100	1,508,721

Increase (decrease) due to:
Acquisitions	44,424	88,058
Disposals or classified as held for sale	-	(1,245)
Classified as held for distribution to owners *1	-	(10,834)
Impairment losses *2	-	(17,430)
Translation adjustments	(22,803)	106,636

Total changes	21,621	165,185

Balance at end of the fiscal year
Cost	1,903,617	2,084,956
Accumulated impairments	(394,896)	(411,050)

Carrying amount	1,508,721	1,673,906

*1  In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the assets of the Financial Services business were classified as a disposal group held for distribution to owners. As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances related to the Financial Services business as of March 31, 2026.

*2  Refer to Note 12 for the details of impairment losses.

The carrying amounts of goodwill by segment as of March 31, 2025 and 2026 are as follows:

	Yen in millions
	March 31
	2025	2026
Game & Network Services *1	460,621	487,551
Music *2	729,593	864,910
Pictures *3	283,201	285,417
Entertainment, Technology & Services	20,636	30,731
Imaging & Sensing Solutions	3,836	5,297
Financial Services (Discontinued operation) *4	10,834	-
All Other	-	-

Total	1,508,721	1,673,906

*1	Game & Network Services
All of the goodwill shown in the G&NS line of the table above is allocated to a group of CGUs which comprise the entire G&NS segment.
Intangible assets with indefinite useful lives related to the G&NS business have carrying amounts of 57,434 million yen and 57,451 million yen, as of March 31, 2025 and 2026, respectively, which are included in “Other intangible assets.” Intangible assets with indefinite useful lives include the trademark for PlayStation
®
, which is assessed to have an indefinite useful life as the trademark for PlayStation
®
is utilized as the core trademark for Sony’s products and services throughout the G&NS segment and Sony expects to continue using the trademark in the foreseeable future as well.

The recoverable amount of the group of CGUs is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 2.0% and 10.9% as of March 31, 2025, and 2.0% and 9.6% as of March 31, 2026, respectively.

*2	Music
Goodwill shown in the Music line of the table above is primarily allocated to the worldwide recorded music and the worldwide music publishing CGUs excluding operations in Japan.
Goodwill related to the worldwide recorded music CGU has carrying amounts of 355,985 million yen and 417,461 million yen, as of March 31, 2025 and 2026, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 1.0% and 12.2% as of March 31, 2025, and 1.0% and 13.7% as of March 31, 2026, respectively.
Goodwill related to the music publishing CGU has carrying amounts of 325,590 million yen and 354,856 million yen, as of March 31, 2025 and 2026, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final year of the total forecasted period is determined by utilizing a perpetual growth rate. The growth rate and the pre-tax
discount rate were 3.0% and 11.1% as of March 31, 2025, and 3.4% and 12.1% as of March 31, 2026, respectively.

*3	Pictures
Goodwill shown in the Pictures line of the table above is primarily allocated to the animation distribution CGU.
Goodwill related to the animation distribution CGU has carrying amounts of 139,236 million yen and 148,230 million yen, as of March 31, 2025 and 2026, respectively. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP, with revenues in years beyond the MRP based on declining growth rates. A terminal value is based on a revenue multiple applied to the final year of the total forecasted period. The growth rates beyond the MRP period were 5.0% to 12.0% and 5.0% to 9.0%, and the pre-tax
discount rates were 16.4% and 18.4% as of March 31, 2025 and 2026, respectively.
The value in use calculation uses key assumptions such as the pre-tax
discount rate, perpetual growth rate, competitive and regulatory environment, and technology trends. For each assumption, historical experience, external information, competitors and industry trends are taken into account. Sony does not expect the recoverable amounts to be lower than the carrying amounts even when the growth rate and pre-tax
discount rate that are used in the evaluation of the recoverable amounts change within a reasonably possible range.

*4	Financial Services (Discontinued operation)
In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation and has been excluded from the reporting segments. For further information on discontinued operations, refer to Note 33.

(2)	Content assets
The changes in content assets for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Film costs	Broadcasting rights	Music catalogs	Artist contracts	Music distribution rights	Game content	Content assets Total
Balance as of April 1, 2024:
Cost	5,216,247	528,970	1,401,970	54,131	52,498	170,058	7,423,874
Accumulated amortization and impairment losses	(4,684,771)	(404,729)	(335,952)	(18,475)	(17,377)	(34,457)	(5,495,761)

Carrying amount	531,476	124,241	1,066,018	35,656	35,121	135,601	1,928,113

Changes in carrying amount:
Additions *1	425,914	112,579	141,927	4,941	17	56,013	741,391
Acquisitions through business combinations and other *2	1,868	-	202,660	3,273	5,784	-	213,585
Disposals or classified as held for sale	(43,614)	(97)	-	(564)	-	-	(44,275)
Amortization	(328,167)	(110,057)	(51,825)	(2,760)	(3,639)	(39,381)	(535,829)
Impairment losses	(14,449)	(88)	-	-	(13)	(545)	(15,095)
Translation adjustment	(9,886)	(2,894)	(23,970)	(651)	(132)	(1,309)	(38,842)

Total changes	31,666	(557)	268,792	4,239	2,017	14,778	320,935

Balance as of March 31, 2025:
Cost	5,522,693	555,679	1,716,674	61,012	57,952	221,406	8,135,416
Accumulated amortization and impairment losses	(4,959,551)	(431,995)	(381,864)	(21,117)	(20,814)	(71,027)	(5,886,368)

Carrying amount	563,142	123,684	1,334,810	39,895	37,138	150,379	2,249,048

Changes in carrying amount:
Additions *1	475,564	104,069	152,768	3,706	171	72,438	808,716
Acquisitions through business combinations and other *2	-	-	39,586	774	-	-	40,360
Disposals or classified as held for sale	(50,119)	(627)	-	(674)	-	-	(51,420)
Amortization	(378,855)	(96,772)	(59,510)	(3,776)	(2,236)	(54,029)	(595,178)
Impairment losses *3	(20,177)	-	(587)	(53)	-	(56,347)	(77,164)
Translation adjustment	44,281	7,018	118,825	3,431	1,499	9,199	184,253

Total changes	70,694	13,688	251,082	3,408	(566)	(28,739)	309,567

Balance as of March 31, 2026:
Cost	6,356,737	652,384	2,062,201	69,170	61,272	311,394	9,513,158
Accumulated amortization and impairment losses	(5,722,901)	(515,012)	(476,309)	(25,867)	(24,700)	(189,754)	(6,954,543)

Carrying amount	633,836	137,372	1,585,892	43,303	36,572	121,640	2,558,615

*1
The additions in Film costs include the cost of films internally produced and acquired from third party projects. Film costs acquired from third party projects are not a significant portion of Film costs recorded by Sony. The additions in Broadcasting rights, Music catalogs, Artist contracts and Music distribution rights mainly represent acquisitions through contracts with third parties. The additions in Game content include only internally developed game content for the fiscal years ended March 31, 2025 and 2026.

*2	Refer to Notes 27 (7) and 30 (2).
*3	Refer to Note 12 for the details of impairment losses related to the Game content.

(3)	Other intangible assets
The changes in other intangible assets for the fiscal years ended March 31, 2025 and 2026 are as follows:

	Yen in millions
	Patent rights, know-how and license agreements	Customer relationships	Trademarks	Software	Television carriage contracts	Other	Total
Balance as of April 1, 2024:
Cost	212,000	70,560	59,377	1,196,266	75,716	211,848	1,825,767
Accumulated amortization and impairment losses	(192,082)	(55,627)	(19,757)	(786,276)	(50,269)	(106,154)	(1,210,165)

Carrying amount	19,918	14,933	39,620	409,990	25,447	105,694	615,602

Changes in carrying amount:
Additions	4,121	230	825	169,476	-	5,356	180,008
Acquisitions through business combinations	8,433	4,338	6,288	4,698	-	18,031	41,788
Internal development	-	-	-	23,128	-	-	23,128
Disposals or classified as held for sale	(8)	(414)	(1)	(3,897)	-	(397)	(4,717)
Amortization	(6,734)	(6,485)	(5,547)	(127,401)	(4,324)	(15,556)	(166,047)
Impairment losses	(10)	-	-	(10,337)	-	(3)	(10,350)
Translation adjustment	(406)	(74)	(478)	(1,567)	(358)	(703)	(3,586)
Other	56	-	23	(6,372)	26	1,653	(4,614)

Total changes	5,452	(2,405)	1,110	47,728	(4,656)	8,381	55,610

Balance as of March 31, 2025:
Cost	216,960	73,654	65,643	1,353,946	73,958	233,542	2,017,703
Accumulated amortization and impairment losses	(191,590)	(61,126)	(24,913)	(896,228)	(53,167)	(119,467)	(1,346,491)

Carrying amount	25,370	12,528	40,730	457,718	20,791	114,075	671,212

Changes in carrying amount:
Additions	3,718	-	8	118,603	-	1,275	123,604
Acquisitions through business combinations *1	7,415	6,350	123,058	88	-	2,637	139,548
Internal development	-	-	-	22,814	-	-	22,814
Disposals or classified as held for sale	(485)	-	(386)	(10,161)	(28)	(169)	(11,229)
Classified as held for distribution to owners *2	-	-	(5)	(75,895)	-	(19)	(75,919)
Amortization	(8,029)	(3,512)	(6,057)	(122,884)	(4,223)	(15,925)	(160,630)
Impairment losses *3	(39)	(2,078)	(14,073)	(19,652)	-	(9,940)	(45,782)
Translation adjustment	903	752	2,154	7,110	1,099	2,307	14,325
Other	3,494	-	1	(19,133)	(1)	(2,726)	(18,365)

Total changes	6,977	1,512	104,700	(99,110)	(3,153)	(22,560)	(11,634)

Balance as of March 31, 2026:
Cost	223,692	83,877	192,613	1,240,309	77,479	229,027	2,046,997
Accumulated amortization and impairment losses	(191,345)	(69,837)	(47,183)	(881,701)	(59,841)	(137,512)	(1,387,419)

Carrying amount *1	32,347	14,040	145,430	358,608	17,638	91,515	659,578

*1
Acquisitions through business combinations of trademarks for the fiscal year ended March 31, 2026 mainly consist of the acquisition of trademarks recognized in connection with the acquisition of an additional equity interest in Peanuts Holdings LLC (“Peanuts Holdings”). For further details of the acquisition of an additional equity interest, refer to Note 30 (1). As a result of the additional acquisition, the carrying amounts in Trademarks include trademarks related to the “PEANUTS” IP as intangible assets with indefinite useful lives, and the carrying amounts of such trademarks as of March 31, 2026 were
115,799
million yen. The trademarks related to the “PEANUTS” IP are classified as intangible assets with indefinite useful lives because their legal protection period is indefinite, and Sony has assessed that there is no foreseeable limit to the period over which such trademarks are expected to generate net cash inflows for Sony. Such trademarks are allocated to the CGU of the anime-related business operated by Sony Music Entertainment (Japan) Inc. (“SMEJ”) and its consolidated subsidiaries. The recoverable amount of the CGU is determined by the value in use. The value in use is calculated by discounting the estimated future cash flows including a terminal value. The estimated future cash flows are prepared based on the MRP. A terminal value after the final fiscal year of the total forecasted period is determined by utilizing a perpetual growth rate.

*2
In connection with the Resolution for the plan regarding the execution of the Partial Spin-off of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, the assets of the Financial Services business have been classified as a disposal group held for distribution to owners. As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there are no balances related to the Financial Services business as of March 31, 2026.

*3	Refer to Note 12 for the details of impairment losses.